Business combinations - Summary of Acquisition of Suiteshare (Parenthetical) (Detail) - Suiteshare [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 1,816
Maximum Earn Out Cash	$ 1,699